Non-controlling interest - Movement of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Minority Interest [Line Items]
Balance at the beginning of the year	¥ (91,846)		¥ (134,025)	¥ (43,218)
Net loss	(97,793)	$ (13,810)	(84,923)	(89,954)
Dividend paid to non-controlling interest holders			(17,150)
Balance at the end of the year	1,177,762	$ 166,332	(91,846)	(134,025)
Hangzhou Dayi
Minority Interest [Line Items]
Balance at the beginning of the year			18,477
Balance at the end of the year				18,477
Non-controlling interest
Minority Interest [Line Items]
Balance at the beginning of the year	(1,256)		18,477	2,166
Net loss	(5,302)		(11,677)	14,051
Dividend paid to non-controlling interest holders			(17,150)
Acquisition of non-controlling interest			9,094
Balance at the end of the year	(6,558)		(1,256)	18,477
Non-controlling interest | Xinhan
Minority Interest [Line Items]
Balance at the beginning of the year	(1,256)
Net loss	(5,302)		(1,256)
Balance at the end of the year	¥ (6,558)		(1,256)
Non-controlling interest | Hangzhou Dayi
Minority Interest [Line Items]
Balance at the beginning of the year			18,477
Net loss			(10,421)
Dividend paid to non-controlling interest holders			(17,150)
Acquisition of non-controlling interest			¥ 9,094
Balance at the end of the year				¥ 18,477